Net Loss Per Share of Common Stock - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) (10-K) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Antidilutive securities excluded from computation of earnings per share	740,899	719,083	715,452	588,586
Stock Options and Purchase Warrants [Member]
Antidilutive securities excluded from computation of earnings per share	646,938	700,976	654,569	571,055
Senior Convertible Notes [Member]
Antidilutive securities excluded from computation of earnings per share			60,883	17,531